INCOME TAXES (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
Net operating loss carry forward	$ 4,097,367	$ 3,586,945	$ 3,150,957
Corporate Tax Rate	21.00%	21.00%
Description Of Expiration Of Operating Loss Carryforwards	expire in the year 2032	expire in the year 2032